Note 16 - Stock-Based Compensation (Detail) - A Summary of Company’s Stock Option Activity Under the Plans (Share Option Plan 2005 [Member], USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Share Option Plan 2005 [Member]
Outstanding Options, January 1, 2012	273,201,350
Outstanding Options, January 1, 2012 (in Dollars per share)	$ 0.1872
Granted	27,847,050
Granted (in Dollars per share)	$ 0.1013
Exercised	(1,566,650)
Exercised (in Dollars per share)	$ 0.0509
Forfeited or expired	(38,160,300)
Forfeited or expired (in Dollars per share)	$ 0.2520
Outstanding Options, December 31, 2012	261,321,450
Outstanding Options, December 31, 2012 (in Dollars per share)	$ 0.1694
Outstanding Options, December 31, 2012	3 years 131 days
Outstanding Options, December 31, 2012 (in Dollars)	$ 431,000
Vested and Expected to Vest Options at December 31, 2012	252,452,250
Vested and Expected to Vest Options at December 31, 2012 (in Dollars per share)	$ 0.1713
Vested and Expected to Vest Options at December 31, 2012	3.24
Vested and Expected to Vest Options at December 31, 2012 (in Dollars)	431,000
Exercisable Options at December 31, 2012	222,227,400
Exercisable Options at December 31, 2012 (in Dollars per share)	$ 0.1789
Exercisable Options at December 31, 2012	2.81
Exercisable Options at December 31, 2012 (in Dollars)	$ 415,000